Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2019
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2019	2018

Number of permanent employees as at 30 June:

South African operations	31 199	32 520
International operations[1]	1 638	1 511

Total number of permanent employees	32 837	34 031

	SA rand
Figures in million	2019	2018

Aggregate earnings

The aggregate earnings of employees including executive directors were:

Salaries and wages and other benefits (excluding share-based payments)	10 623	8 930
Retirement benefit costs	766	638
Medical aid contributions	259	227

Total aggregated earnings[2]	11 648	9 795

[1]	The Wafi-Golpu joint operation's employees included in the total is 194 (2018: 114).

[2]	These amounts have been included in cost of sales, corporate expenditure and capital expenditure.